Derivatives - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Derivative Financial Instruments [line items]
Derivative notional amount	$ 512,740.0	$ 571,543.0
Master derivative agreement - net liability position [member]
Derivative Financial Instruments [line items]
Posting of collateral or other acceptable remedy	120.0	102.0
Funding totaling	0.0	0.5
Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [line items]
Fair value of derivative instruments with credit risk related contingent features in a net liability position	11,000.0	11,000.0
Banks collateral for normal course of business	14,000.0	14,000.0
Master derivative agreements - credit support provisions [member] | One-notch downgrade credit rating [member]
Derivative Financial Instruments [line items]
Additional banks collateral for normal course of business	202.0	147.0
Master derivative agreements - credit support provisions [member] | Two-notch downgrade credit rating [member]
Derivative Financial Instruments [line items]
Additional banks collateral for normal course of business	249.0	192.0
Interest rate risk [member]
Derivative Financial Instruments [line items]
Derivative notional amount	389,779.0	450,657.0
Interest rate risk [member] | Swaps [member]
Derivative Financial Instruments [line items]
Derivative notional amount	$ 46,000.0	$ 48,000.0